Summary of significant accounting policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Summary of significant accounting policies
Schedule of of amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed

Fair value recognized on
acquisition, January 31, 2022,
Lightmap Ltd
Assets
Property and equipment	68
Intangible assets	17,664
Right-of-use assets	230
Indemnification asset	3,043
Trade and other receivables	2,375
Cash and cash equivalents	1,555
Prepaid tax	383
25,318
Liabilities
Lease liabilities	(230)
Trade and other payables	(2,185)
Provisions for non-income tax risks	(1,381)
Tax liability	(1,721)
(5,517)
Total identifiable net assets at fair value	19,801
Goodwill arising on acquisition	47,408
NCI	—
Purchase consideration transferred	67,209

	Fair value recognized	Fair value recognized	Fair value recognized	Fair value recognized
	on acquisition, February 3, 2021	on acquisition, February 3, 2021,	on acquisition, April 5 2021,	on acquisition, December 9, 2021,
	Nexters Studio LLC	Nexters Online LLC	NHW Ltd	Game Positive LLC
Assets
Property and equipment	390	85	—	71
Intangible assets	38	14	—	—
Right-of-use assets	1,164	395	—	—
Trade and other receivables	656	80	15	48
Other assets	91	27	—	59
Cash and cash equivalents	26	4	1	82
Prepaid tax	28	—	—	12
	2,393	605	16	272
Liabilities
Deferred tax liability	(4)	(16)	—	—
Lease liabilities – current	(1,164)	(395)	—	—
Trade and other payables	(1,415)	(218)	—	(159)
Tax liability	—	(4)	—	—
	(2,583)	(633)	—	(159)
Total identifiable net assets at fair value	(190)	(28)	16	113
Goodwill/(negative goodwill) arising on acquisition	1,274	191	8	(79)
NCI	—	—	—	(33)
Purchase consideration transferred	1,084	163	24	1

Schedule of net cash flow in acquisition
Analysis of cash flows on acquisition:
Net cash acquired with the subsidiary	26	4	1	82
Cash paid	(1,084)	(163)	(24)	(1)
Net cash flow in acquisition	(1,058)	(159)	(23)	81

Schedule of acquisition-date fair value of each major class of consideration transferred

Consideration transferred
Cash	55,667
Share consideration	3,158
Deferred share consideration	8,384
Total fair value of consideration	67,209

Schedule of reconciliation of carrying amount of goodwill

Cost
Balance at January 1, 2022	1,501
Acquisition through business combination	47,408
Translation reserve	(195)
Balance at March 31, 2022	48,714